OTHER INCOME AND EXPENSE (Tables)	12 Months Ended
Dec. 31, 2020
OTHER INCOME AND EXPENSE
Disclosure of general and administrative expense [text block]

Below is the detail of the other income and expense in the years ended December 31, 2020,  2019 and 2018:

		December 31,		December 31,		December 31,
Other Income		2020		2019		2018
Net gain on sale of debt and equity securities (1)	Ps.	613,213	Ps.	198,562	Ps.	1,104
Foreign exchange gains (losses), net		363,034		312,267		283,440
Share of profit of equity accounted investees, net of tax		220,162		229,626		197,715
Gain on the sale of non-current assets held for sale (2)		112,043		23,381		20,062
Dividends		91,565		84,686		71,487
Gain on sale of property, plant and equipment		22,941		24,381		390,472
Net gain in asset valuation		(50,326)		14,151		37,307
Other		344,267		395,909		357,094
Total other income	Ps.	1,716,899	Ps.	1,282,963	Ps.	1,358,681
(1)	The increase of Ps. 414,651 is due to the realization of gains recognized under OCI for the sale of fixed income investments.
(2)	For the year 2020, includes net gains on sale of assets (leased-back) in Banco de Bogotá by Ps. 56,511 and Banco de Occidente by Ps. 36,760.

	December 31,		December 31,		December 31,
Other Expense	2020		2019		2018
Personnel expenses	Ps.	(4,400,542)	Ps.	(4,085,396)	Ps.	(3,877,584)
Taxes and surcharges		(960,332)		(914,476)		(757,936)
Consultancy, legal, audit and other fees		(704,457)		(661,645)		(569,276)
Contributions and affiliations		(564,349)		(664,835)		(511,811)
Maintenance and adequation		(537,130)		(458,522)		(378,433)
Insurance		(520,006)		(382,322)		(375,611)
Depreciation of tangible assets		(440,382)		(416,946)		(378,218)
Depreciation right of use assets (1)		(325,508)		(292,771)		—
Warehouse services		(283,013)		(277,574)		(270,223)
Amortization of intangible assets		(249,481)		(191,768)		(161,533)
Outsourcing services		(148,113)		(149,280)		(128,495)
Marketing		(221,541)		(351,104)		(327,539)
Transportation services		(167,442)		(184,720)		(181,687)
Cleaning and security services		(162,944)		(137,721)		(126,822)
Leases (Rent)		(158,514)		(175,002)		(476,590)
Data processing		(99,919)		(83,542)		(81,426)
Supplies and stationery		(94,866)		(103,104)		(85,128)
Losses due to claims		(74,220)		(60,302)		(47,394)
Adaptation and installation		(59,501)		(58,904)		(55,815)
Donations expenses		(41,213)		(7,256)		(10,124)
Travel expenses		(25,985)		(58,663)		(52,584)
Loss on sale of property, plant and equipment		(19,201)		(14,227)		(16,117)
Impairment losses on other assets		(7,060)		(20,755)		(166,300)
Loss from sale of non-current assets held for sale		(3,420)		(4,392)		(5,200)
Other		(383,612)		(416,122)		(329,187)
Total other expense	Ps.	(10,652,751)	Ps.	(10,171,349)	Ps.	(9,371,033)

The Group adopted IFRS 16 on January 1, 2019. (See Note 2.4)